UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004

		Market
		Value
Vanguard Information Technology Index Fund	Shares	(000)

COMMON STOCKS (99.9%)

Advertising Agencies (0.1%)
* ValueClick, Inc.	790	$10
* aQuantive, Inc.	509	4
* Marchex, Inc.	18	-

		14

Biotech Research & Production
* Accelrys Inc.	122	1

Chemicals
* Cabot Microelectronics Corp.	220	8

Commercial Information Services (0.1%)
* Ask Jeeves, Inc.	432	11
* CMGI Inc.	3,366	5
* infoUSA Inc.	419	5

		21

Communications Technology (17.4%)
* Cisco Systems, Inc.	60,711	1,136
QUALCOMM Inc.	14,904	620
Motorola, Inc.	21,561	415
* Corning, Inc.	12,650	159
* Lucent Technologies, Inc.	39,618	156
* Juniper Networks, Inc.	4,161	115
* Avaya Inc.	3,889	64
* NCR Corp.	878	52
* McAfee Inc.	1,541	45
Scientific-Atlanta, Inc.	1,438	43
Harris Corp.	626	41
* JDS Uniphase Corp.	12,956	41
* Comverse Technology, Inc.	1,821	39
Symbol Technologies, Inc.	2,163	33
* Tellabs, Inc.	3,532	30
* TIBCO Software Inc.	1,760	20
* Avocent Corp.	484	18
* Brocade Communications Systems, Inc.	2,523	17
* UTStarcom, Inc.	890	17
* ADC Telecommunications, Inc.	7,288	17
* Foundry Networks, Inc.	1,150	15
* 3Com Corp.	3,360	15
ADTRAN Inc.	607	14
* Tekelec	526	12
* CIENA Corp.	4,429	11
Anixter International Inc.	258	10
* CommScope, Inc.	492	10
* CSG Systems International, Inc.	466	8
Black Box Corp.	163	8
* j2 Global Communications, Inc.	192	7
* Extreme Networks, Inc.	968	7
* Sycamore Networks, Inc.	1,560	6
* WebEx Communications, Inc.	229	6
* Aspect Communications Corp.	500	5
* Harmonic, Inc.	680	5
Inter-Tel, Inc.	168	5
* ViaSat, Inc.	216	5
* Ditech Communications Corp.	278	4
* Novatel Wireless, Inc.	200	4
* SeaChange International, Inc.	224	4
* InterVoice, Inc.	284	4
* Standard Microsystem Corp.	140	3
Talx Corp.	112	3
* Enterasys Networks, Inc.	1,704	3
* Secure Computing Corp.	284	3
* Remec, Inc.	488	3
* Westell Technologies, Inc.	408	3
* Ixia	184	3
* Anaren, Inc.	180	2
Bel Fuse, Inc. Class B	68	2
* Finisar Corp.	1,268	2
* NETGEAR, Inc.	140	2
* Ulticom, Inc.	112	2
* Entrust, Inc.	528	2
* Avanex Corp.	620	2
* Echelon Corp.	232	2
* Oplink Communications, Inc.	800	2
* Net2Phone, Inc.	368	1
Bel Fuse, Inc. Class A	24	1
* Atheros Communications	38	-
* Stratex Networks, Inc.	27	-

		3,284

Computer Services Software & Systems (24.7%)
Microsoft Corp.	89,355	2,396
* Oracle Corp.	35,135	445
* Symantec Corp.	2,869	183
Adobe Systems, Inc.	2,201	133
Computer Associates International, Inc.	4,303	131
* Computer Sciences Corp.	1,717	93
* Veritas Software Corp.	3,970	87
* PeopleSoft, Inc.	3,047	72
* Intuit, Inc.	1,703	71
Autodesk, Inc.	1,062	69
* Affiliated Computer Services, Inc. Class A	1,146	68
* Cognizant Technology Solutions Corp.	1,192	45
* Siebel Systems, Inc.	4,464	45
* Mercury Interactive Corp.	862	39
* BMC Software, Inc.	2,016	37
* Citrix Systems, Inc.	1,584	37
* Cadence Design Systems, Inc.	2,504	34
* QLogic Corp.	842	29
* BEA Systems, Inc.	3,536	29
* Ceridian Corp.	1,332	25
* Novell, Inc.	3,682	22
* Red Hat, Inc.	1,396	20
* Compuware Corp.	3,480	20
Acxiom Corp.	784	20
* Macromedia, Inc.	620	18
* NAVTEQ Corp.	379	16
* Hyperion Solutions Corp.	357	16
* CACI International, Inc.	257	16
* Sybase, Inc.	888	15
* F5 Networks, Inc.	337	15
Reynolds & Reynolds Class A	599	14
* Parametric Technology Corp.	2,412	14
National Instruments Corp.	486	14
* MICROS Systems, Inc.	185	14
* Akamai Technologies, Inc.	1,033	13
* BearingPoint, Inc.	1,386	12
* Macrovision Corp.	453	12
* Websense, Inc.	235	11
* Anteon International Corp.	301	11
* Digital River, Inc.	256	11
* Internet Security Systems, Inc.	412	10
* ANSYS, Inc.	312	10
* Borland Software Corp.	772	9
* SRA International, Inc.	154	9
* Wind River Systems Inc.	700	8
* Ariba, Inc.	504	8
* Electronics for Imaging, Inc.	481	8
* Openwave Systems Inc.	604	8
* Mentor Graphics Corp.	608	8
* SafeNet, Inc.	210	7
* Epicor Software Corp.	464	7
* Ascential Software Corp.	529	7
* Progress Software Corp.	311	7
* MicroStrategy Inc.	109	7
* Keane, Inc.	428	7
* Transaction Systems Architects, Inc.	318	7
* Digitas Inc.	745	6
* SERENA Software, Inc.	292	6
* RealNetworks, Inc.	963	6
* Manhattan Associates, Inc.	248	6
* NetIQ Corp.	468	6
* Quest Software, Inc.	368	6
* Sapient Corp.	704	6
* Equinix, Inc.	142	6
* Informatica Corp.	668	5
* Ciber, Inc.	528	5
* Altiris, Inc.	160	5
* Zoran Corp.	377	4
* Verity, Inc.	312	4
* Micromuse Inc.	744	4
* Verint Systems Inc.	93	4
* Agile Software Corp.	428	4
* Packeteer, Inc.	264	3
* ManTech International Corp.	136	3
* Interwoven Inc.	328	3
* JDA Software Group, Inc.	236	3
* ScanSoft, Inc.	816	3
* Vignette Corp.	2,308	3
* SonicWALL, Inc.	464	3
* Pinnacle Systems, Inc.	540	3
* Magma Design Automation, Inc.	207	3
* ActivCard Corp.	348	3
* E.piphany Inc.	612	3
* SYNNEX Corp.	129	3
* OpenTV Corp.	680	3
* Retek Inc.	448	3
* webMethods, Inc.	432	3
* MatrixOne, Inc.	400	3
* MRO Software Inc.	204	3
* Opsware, Inc.	372	3
* Concur Technologies, Inc.	268	3
* PalmSource, Inc.	159	3
* Lawson Software Inc.	395	2
* Jupitermedia Corp.	145	2
* MSC Software Corp.	252	2
* SPSS, Inc.	144	2
* EPIQ Systems, Inc.	148	2
* Open Solutions Inc.	83	2
* Lionbridge Technologies, Inc.	368	2
* Keynote Systems Inc.	156	2
* Tyler Technologies, Inc.	236	2
* Manugistics Group, Inc.	584	2
Integral Systems, Inc.	80	2
* Digimarc Corp.	164	2
* PDF Solutions, Inc.	108	1
* PEC Solutions, Inc.	97	1
* Motive, Inc.	104	1
* Blue Coat Systems, Inc.	75	1
* SeeBeyond Technology Corp.	388	1
* SupportSoft, Inc.	235	1
Syntel, Inc.	53	1
* Tier Technologies, Inc.	110	1
* Embarcadero Technologies, Inc.	107	1
* Pegasystems Inc.	88	1
* Concord Communications, Inc.	68	1
QAD Inc.	72	1
* WatchGuard Technologies, Inc.	137	1
* iGATE Corp.	128	1
SS&C Technologies, Inc.	12	-
* NASSDA Corp.	11	-

		4,680

Computer Technology (21.7%)
International Business Machines Corp.	15,302	1,442
* Dell Inc.	20,525	832
Hewlett-Packard Co.	26,206	524
* EMC Corp.	22,259	299
* Apple Computer, Inc.	3,481	233
* Sun Microsystems, Inc.	30,619	170
Electronic Data Systems Corp.	4,638	104
* Network Appliance, Inc.	3,028	91
* Unisys Corp.	3,140	36
* SanDisk Corp.	1,472	33
Seagate Technology	2,094	31
* Zebra Technologies Corp. Class A	593	30
* Storage Technology Corp.	1,012	29
* NVIDIA Corp.	1,459	28
* Synopsys, Inc.	1,504	27
* Ingram Micro, Inc. Class A	1,110	21
* Western Digital Corp.	1,844	18
* Gateway, Inc.	1,992	14
* RSA Security Inc.	588	12
* PalmOne, Inc.	352	12
* Perot Systems Corp.	694	11
* FileNET Corp.	400	11
* Emulex Corp.	738	10
Imation Corp.	318	10
* UNOVA, Inc.	424	9
* Maxtor Corp.	2,188	8
* Intergraph Corp.	300	8
* Synaptics Inc.	204	8
* Adaptec, Inc.	1,000	8
* Hutchinson Technology, Inc.	231	8
* Lexar Media, Inc.	628	5
* Advanced Digital Information Corp.	520	5
* McDATA Corp. Class A	772	4
* Quantum Corp.	1,472	4
* Silicon Graphics, Inc.	2,086	3
* Komag, Inc.	168	3
* Cray Inc.	684	2
* Dot Hill Systems Corp.	340	2
* InFocus Corp.	328	2
* Safeguard Scientifics, Inc.	992	2
* Iomega Corp.	428	2
* McDATA Corp.	284	2
* FalconStor Software, Inc.	184	1
* Computer Network Technology Corp.	91	1
* Neoware Systems, Inc.	55	-
* Concurrent Computer Corp.	103	-

		4,115

Consumer Electronics (4.2%)
* Yahoo! Inc.	11,186	421
* Electronic Arts Inc.	2,799	137
* VeriSign, Inc.	2,315	76
* Google Inc.	385	70
* Activision, Inc.	1,248	20
* Take-Two Interactive Software, Inc.	445	16
* Earthlink, Inc.	1,423	15
* InfoSpace, Inc.	224	10
* CNET Networks, Inc.	1,064	10
* DoubleClick Inc.	1,140	9
* THQ Inc.	340	7
* United Online, Inc.	428	5
* Midway Games Inc.	332	4
* FindWhat.com	138	3
* Atari, Inc.	304	1
* Digital Theater Systems Inc.	18	-

		804

Diversified Financial Services (0.1%)
* BISYS Group, Inc.	1,096	18
* Euronet Worldwide, Inc.	117	3

		21

Education--Services
Renaissance Learning, Inc.	83	2

Electrical & Electronics (0.2%)
* Benchmark Electronics, Inc.	395	14
* Plexus Corp.	379	5
* Power Integrations, Inc.	264	5
* TTM Technologies, Inc.	288	3
* OSI Systems Inc.	120	3
* Universal Display Corp.	184	2

		32

Electrical Equipment & Components (0.4%)
Molex, Inc. Class A	761	18
Molex, Inc.	532	15
* Taser International Inc.	440	12
* Littelfuse, Inc.	231	9
* Technitrol, Inc.	332	6
* MKS Instruments, Inc.	307	5
CTS Corp.	288	4
Cohu, Inc.	176	3
* Sonic Solutions, Inc.	54	1

		73

Electronics (1.3%)
* Flextronics International Ltd.	5,127	74
* Sanmina-SCI Corp.	4,862	43
* Amphenol Corp.	789	28
* Vishay Intertechnology, Inc.	1,300	19
* FLIR Systems, Inc.	326	18
* Avid Technology, Inc.	294	17
* Semtech Corp.	654	13
* Aeroflex, Inc.	748	9
AVX Corp.	541	7
Agilysys, Inc.	268	4
Methode Electronics, Inc. Class A	292	4
BEI Technologies, Inc.	120	4
Park Electrochemical Corp.	164	3
* Daktronics, Inc.	125	3
* Kopin Corp.	576	2
* Lasercard Corp.	21	-

		248

Electronics--Gauge & Meter (0.3%)
Tektronix, Inc.	856	27
* Mettler-Toledo International Inc.	409	21
* Itron, Inc.	172	4
Keithley Instruments Inc.	112	2
* Metrologic Instruments, Inc.	68	1

		55

Electronics--Other
* ARGON ST, Inc.	48	1

Electronics--Semiconductors/Components (16.4%
Intel Corp.	58,599	1,310
Texas Instruments, Inc.	15,922	385
Analog Devices, Inc.	3,440	127
Maxim Integrated Products, Inc.	2,980	122
Linear Technology Corp.	2,834	108
Xilinx, Inc.	3,172	99
* Altera Corp.	3,420	78
* Broadcom Corp.	2,367	77
* Advanced Micro Devices, Inc.	3,256	69
* Micron Technology, Inc.	4,984	55
* Marvell Technology Group Ltd.	1,668	53
Microchip Technology, Inc.	1,873	53
* National Semiconductor Corp.	3,376	52
* Jabil Circuit, Inc.	1,503	38
* International Rectifier Corp.	630	27
* Arrow Electronics, Inc.	1,036	25
* Cree, Inc.	661	24
Intersil Corp.	1,343	22
* Rambus Inc.	901	21
* Avnet, Inc.	1,092	20
* Freescale Semiconductor Inc.	1,100	19
* LSI Logic Corp.	3,448	18
* PMC Sierra Inc.	1,560	17
* Integrated Circuit Systems, Inc.	643	15
* Fairchild Semiconductor International, Inc.	904	14
* Atmel Corp.	3,832	14
* Skyworks Solutions, Inc.	1,332	13
* RF Micro Devices, Inc.	1,860	13
* SigmaTel Inc.	322	12
* Agere Systems Inc. Class B	8,144	11
* Integrated Device Technology Inc.	964	11
* Cypress Semiconductor Corp.	1,084	11
* Applied Micro Circuits Corp.	2,732	10
* Silicon Image, Inc.	588	10
* Agere Systems Inc. Class A	7,143	10
* Tessera Technologies, Inc.	249	9
* MEMC Electronic Materials, Inc.	812	9
* Microsemi Corp.	480	9
* OmniVision Technologies, Inc.	448	8
* Silicon Laboratories Inc.	244	7
* Conexant Systems, Inc.	3,647	7
* Micrel, Inc.	616	7
* Vitesse Semiconductor Corp.	1,960	6
* Artisan Components, Inc.	184	6
* DSP Group Inc.	253	6
* Lattice Semiconductor Corp.	1,036	6
* Silicon Storage Technology, Inc.	788	5
* Amkor Technology, Inc.	929	5
* Exar Corp.	362	5
* TriQuint Semiconductor, Inc.	1,116	5
* FormFactor Inc.	196	5
* Cirrus Logic, Inc.	796	5
* ON Semiconductor Corp.	1,264	5
* Genesis Microchip Inc.	264	4
* Pixelworks, Inc.	320	4
* Actel Corp.	208	4
* AMIS Holdings Inc.	199	3
* Transmeta Corp.	1,588	3
* Excel Technology, Inc.	100	3
* Integrated Silicon Solution, Inc.	311	2
* ESS Technology, Inc.	277	2
* Mindspeed Technologies, Inc.	756	2
* Pericom Semiconductor Corp.	212	2
* Siliconix, Inc.	48	2
* IXYS Corp.	172	2
* SiRF Technology Holdings, Inc.	126	2
* Virage Logic Corp.	76	1
* Planar Systems, Inc.	69	1
* White Electronic Designs Corp.	53	-

		3,115

Electronics--Technology (0.6%)
* Solectron Corp.	8,696	54
* Trimble Navigation Ltd.	442	14
* The Titan Corp.	817	13
* Coherent, Inc.	266	8
* Checkpoint Systems, Inc.	407	8
* ScanSource, Inc.	109	7
* KEMET Corp.	716	6
* Identix, Inc.	716	6

		116

Financial Data Processing Services (5.3%)
First Data Corp.	7,832	322
Automatic Data Processing, Inc.	5,431	247
Paychex, Inc.	3,136	104
* SunGard Data Systems, Inc.	2,675	71
* Fiserv, Inc.	1,804	69
* DST Systems, Inc.	636	31
* CheckFree Corp.	713	26
Fair, Isaac, Inc.	646	21
Certegy, Inc.	592	20
Global Payments Inc.	294	16
* Alliance Data Systems Corp.	355	15
* Kronos, Inc.	270	14
Jack Henry & Associates Inc.	636	12
* eFunds Corp.	420	10
Total System Services, Inc.	336	9
* Advent Software, Inc.	234	5
* Digital Insight Corp.	272	4
* iPayment Holdings, Inc.	58	2
* CCC Information Services Group	67	1
* Portal Software, Inc.	113	-

		999

Financial Information Services (0.1%)
FactSet Research Systems Inc.	180	9
* S1 Corp.	584	5
* HomeStore, Inc.	788	2

		16

Identification Control & Filter Devices (0.6%
* Agilent Technologies, Inc.	3,995	91
* Paxar Corp.	324	8
* Veeco Instruments, Inc.	244	5
* Asyst Technologies, Inc.	480	2
* Advanced Energy Industries, Inc.	168	1

		107

Machinery--Specialty
Helix Technology Corp.	216	3
* Applied Films Corp.	120	3
* Semitool, Inc.	136	1

		7

Medical & Dental Instruments & Supplies
Landauer, Inc.	72	3

Miscellaneous Materials & Processing
* Rogers Corp.	136	6

Office Furniture & Business Equipment (1.3%)
* Xerox Corp.	7,419	114
* Lexmark International, Inc.	1,189	101
Diebold, Inc.	685	36
* Presstek, Inc.	284	3

		254

Production Technical Equipment (3.0%)
* Applied Materials, Inc.	15,585	259
* KLA-Tencor Corp.	1,819	82
* Novellus Systems, Inc.	1,376	37
* LAM Research Corp.	1,266	33
* Teradyne, Inc.	1,850	32
* Varian Semiconductor Equipment Associates, In	366	13
* Dionex Corp.	195	11
* Cymer, Inc.	315	10
Cognex Corp.	360	9
* Axcelis Technologies, Inc.	920	7
* ATMI, Inc.	276	6
* Brooks Automation, Inc.	385	6
MTS Systems Corp.	176	5
* Photronics Inc.	268	5
* Electro Scientific Industries, Inc.	249	5
* Credence Systems Corp.	628	5
* FEI Co.	221	5
* Mykrolis Corp.	332	4
* DuPont Photomasks, Inc.	152	4
* Kulicke & Soffa Industries, Inc.	516	4
* LTX Corp.	512	4
* Entegris Inc.	356	4
* Mattson Technology, Inc.	372	3
* Ultratech, Inc.	188	3
* Photon Dynamics, Inc.	136	3
* Rudolph Technologies, Inc.	110	2

		561

Retail (0.3%)
CDW Corp.	617	41
* Global Imaging Systems, Inc.	215	8

		49

Scientific Equipment & Supplies
* Newport Corp.	348	4

Services--Commercial (1.2%)
* Accenture Ltd.	3,761	98
Sabre Holdings Corp.	1,292	30
* Iron Mountain, Inc.	912	27
* Convergys Corp.	1,288	19
* Hewitt Associates, Inc.	409	12
* MPS Group, Inc.	948	11
* Gartner, Inc. Class B	702	8
* MAXIMUS, Inc.	172	5
Startek, Inc.	145	4
* Pegasus Solutions Inc.	208	2
* Autobytel Inc.	308	2
* Forrester Research, Inc.	130	2
* NetRatings, Inc.	80	2

		222

Telecommunications Equipment (0.5%)
* Polycom, Inc.	920	21
* Andrew Corp.	1,405	20
Plantronics, Inc.	428	18
Belden CDT Inc.	586	14
* Interdigital Communications Corp.	490	10
* Powerwave Technologies, Inc.	888	7
* Arris Group Inc.	624	4
* Audiovox Corp.	172	3
* Tollgrade Communications, Inc.	87	1
* Terayon Communications Systems, Inc.	106	-

		98

Utilities--Telecommunications
* Intrado Inc.	132	2

Wholesalers (0.1%)
* Tech Data Corp.	555	25
* Brightpoint, Inc.	152	3

		28

TOTAL INVESTMENTS
(Cost $20,962)		18,946

OTHER ASSETS AND LIABILITIES-NET (0.1%)		19

NET ASSETS (100%)		$18,965

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $20,962,000. Net unrealized depreciation of investment securities for tax purposes was $2,016,000, consisting of unrealized gains of $1,222,000 on securities that had risen in value since their purchase and $3,238,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.